Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options, Valuation Assumptions
The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Company used the following assumptions:

	Years Ended December 31,
	2014	2013	2012
Weighted-average risk-free interest rates	2.0%	1.4%	1.7%
Expected dividend yields	—%	—%	—%
Volatility factors of expected market price of Company's common stock	34%	41%	48%
Assumed forfeiture rates	10.3%	11.2%	9.0%
Weighted-average expected terms of options, in years	7.2	7.5	7.5
Options vesting annually	25.0%	25.0%	25.0%

Schedule of Stock-based Compensation Expense and Related Tax Benefit
The following table details the Company's stock-based compensation expense and related tax benefit associated with this expense:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Stock-based compensation expense	$811	$948	$1,082
Tax benefit associated with compensation expense	173	169	171

Stock Options, Activity
Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2014		2013		2012
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,266,338	$19.17	1,273,731	$19.21	1,076,067	$20.86
Granted	116,990	19.57	126,571	16.55	241,575	11.50
Exercised	(76,321)	13.50	(25,105)	13.17	—	—
Forfeited/expired	(126,253)	23.18	(108,859)	18.05	(43,911)	17.25
Outstanding at end of year	1,180,754	$19.14	1,266,338	$19.17	1,273,731	$19.21
Exercisable at December 31	844,950	$20.64	843,011	$22.18	789,129	$23.58
Options available for grant at December 31	147,275		226,899		327,184
Weighted-average fair value of options granted during the year		$7.72		$7.55		$5.99

Shares Authorized under Stock Option Plans, by Exercise Price Range
Exercise prices for options outstanding as of December 31, 2014 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $13.20	476,477	$11.88	6.4 years	328,116	$11.97
Options with exercise prices ranging from $13.21 to $25.21	323,822	17.48	7.2 years	136,379	16.42
Options with exercise prices ranging from $25.22 to $33.50	380,455	29.63	1.8 years	380,455	29.63
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,180,754	$19.14	5.1 years	844,950	$20.64

Schedule of Nonvested Share Activity
The following table represents nonvested options:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2013	423,327	$6.59
Granted		116,990	7.72
Vested		(178,135)	6.60
Forfeited		(26,378)	6.56
Nonvested options,	December 31, 2014	335,804	$6.98